Summary of significant accounting policies (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)
Foreign currency translation
Total exchange gains/(losses)	¥ 53,884,000	$ 7,539	¥ (245,273,000)
Total foreign currency translation adjustments gains/(losses)	¥ 1,566,201,000	$ 219,120	2,768,935,000
Convenience translation
Convenience translation rate (RMB to USD)	7.1477
Loan receivables, net
Provision for the doubtful loan receivables	¥ 0		0
Others, net
Foreign currency translation
Total exchange gains/(losses)	¥ 53,884,000		¥ (245,273,000)
Minimum
Loan receivables, net
Loan periods extended range	1 month	1 month
Maximum
Loan receivables, net
Loan periods extended range	24 months	24 months
Other non-current assets
Loan receivables, net
Loan receivables	¥ 42,379,000			¥ 105,455,000